-----------------------------
                                                   OMB APPROVAL
                                                   OMB Number: 3235-0578
                                                   -----------------------------
                                                   Expires: February 28, 2006

                                                   Estimated average burden
                                                   hours per response: 20.00
                                                   -----------------------------
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number    811-10529
                                   ---------------------------------------------

                                  The GKM Funds
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


11150 Santa Monica Boulevard, Suite 850    Los Angeles, California      90025
--------------------------------------------------------------------------------
        (Address of principal executive offices)                     (Zip code)


                                 Timothy J. Wahl


GKM Advisers, LLC   11150 Santa Monica Blvd., Suite 850    Los Angeles, CA 90025
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (310) 268-2605
                                                     --------------------


Date of fiscal year end:        July 31, 2005
                          ------------------------------------


Date of reporting period:       October 31, 2004
                          ------------------------------------


Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
================================================================================
SHARES  COMMON STOCKS -  99.2%                                          VALUE
--------------------------------------------------------------------------------
        AIR FREIGHT AND COURIERS - 2.5%
 3,000  FedEx Corporation                                              273,360
 4,500  United Parcel Service, Inc. - Class B                          356,310
                                                                    ----------
                                                                       629,670
                                                                    ----------
        AUTO COMPONENTS - 1.0%
 3,500  Magna International, Inc. - Class A                            255,325
                                                                    ----------

        BANKS - 0.7%
 2,800  Wells Fargo & Company                                          167,216
                                                                    ----------

        BEVERAGES - 0.5%
 2,475  Anheuser-Busch Companies, Inc.                                 123,626
                                                                    ----------

        BIOTECHNOLOGY - 5.0%
 4,000  Amgen, Inc.*                                                   227,200
 5,750  Biogen Idec, Inc.*                                             334,420
 5,000  Dionex Corporation*                                            280,000
 2,000  Genzyme Corporation*                                           104,940
 4,000  ICOS Corporation*                                               90,080
11,000  ID Biomedical Corporation*                                     190,300
                                                                    ----------
                                                                     1,226,940
                                                                    ----------
        CHEMICALS - 5.8%
 5,000  Engelhard Corporation                                          141,500
 9,000  International Flavors & Fragrances, Inc.                       351,450
 9,500  Scotts Company (The) - Class A*                                610,090
 6,000  Sigma-Aldrich Corporation                                      333,840
                                                                    ----------
                                                                     1,436,880
                                                                    ----------

        COMMERCIAL SERVICES AND SUPPLIES - 7.9%
 3,100  Automatic Data Processing, Inc.                                134,509
 7,000  Avery Dennison Corporation                                     425,880
 5,000  Deluxe Corporation                                             190,450
 5,000  Ecolab, Inc.                                                   169,250
 5,250  Graco, Inc.                                                    180,600
10,000  Pitney Bowes, Inc.                                             437,500
15,000  Waste Management, Inc.                                         427,200
                                                                    ----------
                                                                     1,965,389
                                                                    ----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
SHARES  COMMON STOCKS -  99.2% (Continued)                              VALUE
--------------------------------------------------------------------------------
        COMMUNICATIONS EQUIPMENT - 3.7%
20,000  Corning, Inc.*                                              $  229,000
13,000  QUALCOMM, Inc.                                                 543,530
18,410  Tellabs, Inc.*                                                 147,280
                                                                    ----------
                                                                       919,810
                                                                    ----------
        COMPUTERS AND PERIPHERALS - 3.6%
 8,000  Intergraph Corporation*                                        199,480
 5,000  International Business Machines Corporation                    448,750
 2,870  Lexmark International, Inc.*                                   238,526
                                                                    ----------
                                                                       886,756
                                                                    ----------

        DIVERSIFIED FINANCIALS - 1.9%
 5,000  Bear Stearns Companies (The), Inc.                             473,750
                                                                    ----------

        DIVERSIFIED TELECOMMUNICATIONS SERVICES - 0.6%
10,000  Nokia Corporation - ADR                                        154,200
                                                                    ----------

        ELECTRICAL EQUIPMENT - 2.1%
18,000  Trimble Navigation Ltd.*                                       516,420
                                                                    ----------

        ELECTRONIC EQUIPMENT AND INSTRUMENTS - 8.8%
 6,000  Diebold, Inc.                                                  287,100
 8,000  Garmin Ltd.                                                    400,000
 8,000  Harman International Industries, Inc.                          961,440
23,500  LoJack Corporation*                                            278,475
18,000  Symbol Technologies, Inc.                                      264,420
                                                                    ----------
                                                                     2,191,435
                                                                    ----------

        FOOD AND DRUG RETAILING - 1.5%
 4,300  Sysco Corporation                                              138,761
 3,000  Whole Foods Market, Inc.                                       244,290
                                                                    ----------
                                                                       383,051
                                                                    ----------

        FOOD PRODUCTS - 0.8%
 4,000  Hershey Foods Corporation                                      202,760
                                                                    ----------

        HEALTH CARE EQUIPMENT AND SUPPLIES - 8.3%
 7,000  Boston Scientific Corporation*                                 247,100
 4,500  Henry Schein, Inc.*                                            284,535
10,000  Medtronic, Inc.                                                511,100
10,000  Patterson Companies, Inc.*                                     375,000
16,000  STERIS Corporation*                                            331,680
 7,200  Stryker Corporation                                            310,248
                                                                    ----------
                                                                     2,059,663
                                                                    ----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
SHARES  COMMON STOCKS -  99.2% (Continued)                              VALUE
--------------------------------------------------------------------------------
        HEALTH CARE PROVIDERS AND SERVICES - 1.2%
 4,200  UnitedHealth Group, Inc.                                    $  304,080
                                                                    ----------

        HOTELS, RESTAURANTS & LEISURE - 0.6%
 8,000  Hilton Hotels Corporation                                      159,200
                                                                    ----------

        INDUSTRIAL CONGLOMERATES - 1.3%
 4,000  3M Company                                                     310,280
                                                                    ----------

        INFORMATION TECHNOLOGY CONSULTING AND SERVICES - 3.2%
12,000  Accenture Ltd. - Class A*                                      290,520
 9,000  Affiliated Computer Services, Inc. - Class A*                  490,950
 3,000  Interland, Inc.*                                                 9,900
                                                                    ----------
                                                                       791,370
                                                                    ----------

        INSURANCE - 0.7%
 3,000  American International Group, Inc.                             182,130
                                                                    ----------

        INTERNET SOFTWARE AND SERVICES - 1.8%
 7,300  Cisco Systems, Inc.*                                           140,233
11,000  VeriSign, Inc.*                                                295,130
                                                                    ----------
                                                                       435,363
                                                                    ----------

        MACHINERY - 2.5%
 1,300  Caterpillar, Inc.                                              104,702
 2,000  Ingersoll-Rand Company - Class A                               136,880
15,000  Pall Corporation                                               387,900
                                                                    ----------
                                                                       629,482
                                                                    ----------

        MARINE - 0.1%
 9,200  Grupo TMM S.A. de C.V. - Class A - ADR*                         22,908
                                                                    ----------

        MEDIA - 3.7%
 6,000  Comcast Corporation - Class A*                                 177,000
 2,000  Gannett Company, Inc.                                          165,900
 8,000  Meredith Corporation                                           392,000
 4,500  New York Times Company (The) - Class A                         180,225
                                                                    ----------
                                                                       915,125
                                                                    ----------

        METALS AND MINING - 0.9%
 5,000  Nucor Corporation                                              211,150
                                                                    ----------

        OIL & GAS - 0.6%
 3,000  Pogo Producing Company                                         137,550
                                                                    ----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)

================================================================================
SHARES  COMMON STOCKS -  99.2% (Continued)                              VALUE
--------------------------------------------------------------------------------
        PERSONAL PRODUCTS - 1.0%
 5,250  Alberto-Culver Company - Class A                            $  235,515
                                                                    ----------

        PHARMACEUTICALS - 7.7%
 5,000  Abbott Laboratories                                            213,150
20,000  deCODE genetics, Inc.*                                         140,000
 7,500  Eli Lilly and Company                                          411,825
 2,990  Johnson & Johnson                                              174,556
10,000  Novartis AG - ADR                                              480,100
 6,325  Pfizer, Inc.                                                   183,109
11,980  Teva Pharmaceutical Industries Ltd. - ADR                      311,480
                                                                    ----------
                                                                     1,914,220
                                                                    ----------
        SEMICONDUCTOR EQUIPMENT AND PRODUCTS - 2.6%
13,000  Intel Corporation                                              289,380
 7,000  Intersil Corporation - Class A                                 114,240
 5,620  National Semiconductor Corporation                              93,854
 5,500  Texas Instruments, Inc.                                        134,475
                                                                    ----------
                                                                       631,949
                                                                    ----------

        SOFTWARE - 8.2%
 9,000  Adobe Systems, Inc.                                            504,270
20,050  Citrix Systems, Inc.*                                          483,806
25,000  Microsoft Corporation                                          699,750
 8,000  SAP AG - ADR                                                   341,200
                                                                    ----------
                                                                     2,029,026
                                                                    ----------

        SPECIALTY RETAIL - 4.7%
10,000  Bed Bath & Beyond, Inc.*                                       407,900
11,000  Men's Wearhouse, Inc. (The)*                                   341,880
13,000  PETsMART, Inc.                                                 415,740
                                                                    ----------
                                                                     1,165,520
                                                                    ----------

        TEXTILES AND APPAREL - 1.6%
 3,500  Nike, Inc. - Class B                                           284,585
 9,000  Oakley, Inc.                                                   114,300
                                                                    ----------
                                                                       398,885
                                                                    ----------

        TRADING COMPANIES AND DISTRIBUTORS - 1.3%
 5,600  Grainger (W.W.), Inc.                                          328,104
                                                                    ----------

        WIRELESS TELECOMMUNICATIONS SERVICES - 0.8%
 8,000  Amdocs Ltd.*                                                   201,200
                                                                    ----------

        TOTAL COMMON STOCKS (Cost $19,884,279)                     $24,595,948
                                                                    ----------

GKM FUNDS
GKM GROWTH FUND
PORTFOLIO OF INVESTMENTS (Continued)
================================================================================
SHARES  MONEY MARKETS - 0.7%                                            VALUE
--------------------------------------------------------------------------------
185,396 First American Treasury Obligation Fund - Class S
         (Cost $185,396)                                             $ 185,396
                                                                    ----------

        TOTAL INVESTMENTS AT VALUE - 99.9% (Cost $20,069,675)      $24,781,344

        OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%                    29,702
                                                                    ----------

        NET ASSETS - 100.0%                                        $24,811,046
                                                                   ===========


 * Non-income producing security
ADR - American Depositary Receipt


 See accompanying notes to portfolio of investments.

GKM GROWTH FUND
NOTES TO PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2004 (UNAUDITED)
-------------------------------------------------------------------------

1. SECURITIES VALUATION

Equity securities of the GKM Growth Fund generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when GKM Advisers, LLC (the "Adviser") believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of The GKM Funds.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis.

3. FEDERAL INCOME TAX

The following is computed on a tax basis for each item as of October 31, 2004:

            Cost of portfolio investments          $ 20,069,675
                                                   ============

            Gross unrealized appreciation          $  5,456,416
            Gross unrealized depreciatio              (744,747)
                                                   ------------

            Net unrealized appreciation            $  4,711,669
                                                   ============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   The GKM Funds
             -------------------------------------------------


By (Signature and Title)*    /s/ Timothy J. Wahl
                           -----------------------------------


                           Timothy J. Wahl, President


Date      December 17, 2004
      ----------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*    /s/ Timothy J. Wahl
                           -----------------------------------

                           Timothy J. Wahl, President

Date         December 17, 2004
      ----------------------------------


By (Signature and Title)*    /s/ Mark J. Seger
                           -----------------------------------

                           Mark J. Seger, Treasurer

Date         December 17, 2004
       ---------------------------------


* Print the name and title of each signing officer under his or her signature.